Segments - Reconciliation of Non-U.S.GAAP Adjusted EBITDA to U.S.GAAP Net Earnings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Bad debt write-down		$ 2.3
Depreciation and amortization	307.5	317.1	208.3
Impairment of goodwill and other intangible assets		1,892.3
Restructuring and other charges	73.8	142.5	52.2
Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	288.9	305.5	189.3
Other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	18.6	11.6	19.0
Impairment of goodwill and other intangible assets		22.2
Restructuring and other charges	0.1	0.7
Food Care [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	118.4	140.0	113.7
Impairment of goodwill and other intangible assets		543.4
Restructuring and other charges	25.1	72.0	13.1
Diversey Care [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	132.3	127.6	34.7
Impairment of goodwill and other intangible assets		1,326.7
Restructuring and other charges	32.2	53.1	39.5
Product Care [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	38.2	37.9	40.9
Impairment of goodwill and other intangible assets
Restructuring and other charges	$ 16.4	$ 16.7	$ (0.4)